Fair values of financial assets and financial liabilities - Reconciliation of non-market observables (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Day one profit or loss
Closing balance of unrecognised day one profit (loss)	$ 0	$ 0	$ 0
At fair value | Level 3
Assets
Balance at the beginning of the year	509
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	(57)
Other comprehensive income	11
Acquisition and issues	154
Disposal and settlements	(95)
Transfer into or out of non-market observables	(18)
Foreign currency translation impacts	1
Balance at the end of the year	505
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	21
Liabilities
Balance at the beginning of the year	15
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	46
Acquisition and issues	206
Disposal and settlements	(173)
Balance at the end of the year	94
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	(86)
At fair value | Level 3 | Derivatives liabilities
Liabilities
Balance at the beginning of the year	15
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	46
Acquisition and issues	206
Disposal and settlements	(173)
Balance at the end of the year	94
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	(86)
At fair value | Level 3 | Trading securities and financial assets measured at FVIS
Assets
Balance at the beginning of the year	27
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	(1)
Acquisition and issues	7
Disposal and settlements	(7)
Transfer into or out of non-market observables	(18)
Balance at the end of the year	8
At fair value | Level 3 | Investment securities
Assets
Balance at the beginning of the year	441
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Other comprehensive income	11
Acquisition and issues	13
Disposal and settlements	(6)
Foreign currency translation impacts	1
Balance at the end of the year	460
At fair value | Level 3 | Derivative and other assets
Assets
Balance at the beginning of the year	41
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	(56)
Acquisition and issues	134
Disposal and settlements	(82)
Balance at the end of the year	37
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	$ 21